Trade Accounts Receivable	9 Months Ended
Sep. 30, 2025
Trade Accounts Receivable [Abstract]
Trade accounts receivable

4 Trade accounts receivable

	September 30, 2025	December 31, 2024
Current receivables:
Domestic sales	2,167,147	1,994,667
Foreign sales	1,148,661	1,176,603
Subtotal	3,315,808	3,171,270
Overdue receivables:
From 1 to 30 days	433,003	444,687
From 31 to 60 days	56,165	61,314
From 61 to 90 days	15,515	20,603
Above 90 days	138,947	130,845
Expected credit losses	(108,772)	(89,060)
Present value adjustment	(2,826)	(4,119)
Subtotal	532,032	564,270
Trade accounts receivable, net	3,847,840	3,735,540

Present value adjustment - The Group discounts its receivables to present value using interest rates directly related to customer credit profiles. The weighted average discount rate used to calculate the present value of trade accounts receivable on September 30, 2025, was 5.60% p.y. (5.64% p.y. on September 30, 2024). Realization of the present value adjustment is recognized as deduction item to sales revenue.

Changes in expected credit losses:

	September 30, 2025	September 30, 2024
Balance at the beginning of the period	(89,060)	(84,913)
Additions	(22,864)	(13,460)
Write-offs/Reversals	10,009	8,488
Exchange rate variation	(6,857)	752
Balance at the end of the period	(108,772)	(89,133)